STOCKHOLDERS' EQUITY (Details Textual) - USD ($)	1 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2014	Aug. 31, 2014	May 31, 2016	May 31, 2015	Aug. 31, 2015
Preferred Stock, Shares Authorized		10,000,000	10,000,000		10,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized		200,000,000	200,000,000		200,000,000
Proceeds from Contributed Capital		$ 0	$ 0	$ 50	$ 50
Stock Issued During Period, Shares, Issued for Services	5,000,000
Shares Issued, Price Per Share	$ 0.001
Stock Issued During Period, Value, Issued for Services	$ 5,000	$ 5,000
Stock Issued During Period, Value, New Issues					$ 7,615
Private Placement [Member]
Shares Issued, Price Per Share					$ 0.01
Stock Issued During Period, Shares, New Issues					761,500
Stock Issued During Period, Value, New Issues					$ 7,615